Document and Entity Information	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Trading Symbol	INFY
Entity Registrant Name	INFOSYS LIMITED
Entity Central Index Key	0001067491
Current Fiscal Year End Date	--03-31
Entity Well Known Seasoned Issuer	Yes
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock Shares Outstanding	4,055,591,723
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Security Exchange Name	NYSE
Title of 12(b) Security	American Depositary Shares each representedby one Equity Share, par value ₹5/- per share
Entity File Number	001-35754
Entity Address, Address Line One	Electronics City
Entity Address, Address Line Two	Hosur Road
Entity Address, City or Town	Bengaluru
Entity Address, Country	IN
Entity Address, Postal Zip Code	560 100
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Incorporation, State or Country Code	K7
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1180
Auditor Name	Deloitte Haskins & Sells LLP
Auditor Location	Bengaluru, Karnataka, India
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Electronics City
Entity Address, Address Line Two	Hosur Road
Entity Address, City or Town	Bengaluru
Entity Address, Country	IN
Entity Address, Postal Zip Code	560 100
Local Phone Number	2852 1705
Contact Personnel Name	Jayesh Sanghrajka
Contact Personnel Email Address	jayesh_sanghrajka@infosys.com
City Area Code	+91 80